Consolidated Statement of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
(Loss) profit for the period from continuing operations	₽ (40,153)	₽ 11,075	[1]	₽ 20,897	[1]
Profit (loss) after tax for the period from discontinued operations	41,609	(6,790)	[1]	(7,361)	[1]
Profit for the period	1,456	4,285	[1]	13,536	[1]
Adjustments to reconcile profit to net cash provided by operating activities
Depreciation and amortisation	14,818	15,176		13,859
Foreign exchange loss (gain), net	37,765	(19,241)		25,775
Deferred income tax expense (benefit)	2,574	2,288		(2,596)
Changes in allowance for expected credit losses and write-off of trade and other receivables and payables, net	48	73		517
Write-off of inventories to net realisable value	928	1,763		1,162
Impairment of goodwill and other non-current assets, net and loss on write-off of non-current assets	4,350	2,880		7,953
Finance income	(3,504)	(600)		(34,056)
Finance costs including fines and penalties on overdue loans and borrowings and lease payments	26,853	38,830		42,052
Provisions for legal claims, income tax and other taxes and other provisions	24	3,630		4,940
Gain on sale of discontinued operations	(45,580)
Other	(167)	198		575
Changes in working capital items
Trade and other receivables	(236)	1,546		1,354
Inventories	(5,283)	(1,511)		(7,858)
Trade and other payables	1,137	4,037		4,150
Advances received	995	650		485
Taxes payable and other liabilities	4,580	5,151		683
Other assets	(1,474)	1,238		(851)
Income tax paid	(1,335)	(2,735)		(3,562)
Net cash provided by operating activities	37,949	57,658		68,118
Cash flows from investing activities
Interest received	129	76		188
Royalty and other proceeds associated with disposal of subsidiaries	0	17		3
Proceeds from loans issued and other investments	39	313		9
Proceeds from disposal of the discontinued operations, net of cash disposed of	88,979
Proceeds from disposals of property, plant and equipment	119	211		215
Purchases of property, plant and equipment	(4,826)	(6,282)		(5,472)
Purchases of intangible assets	0			(150)
Interest paid, capitalised	(57)	(256)		(440)
Net cash provided by (used in) investing activities	84,383	(5,921)		(5,647)
Cash flows from financing activities
Proceeds from loans and borrowings, including proceeds from factoring arrangement of RUB 1 million, RUB 214 million and RUB 918 million for the periods ended December 31, 2020, 2019 and 2018, respectively	77,367	7,599		76,504
Repayment of loans and borrowings, including payments from factoring arrangement of RUB 353 million, RUB 2,222 million and RUB 435 million for the periods ended December 31, 2020, 2019 and 2018, respectively	(176,883)	(20,772)		(97,269)
Repayment of other current financial liabilities	0			(442)
Repurchase of common shares	(844)	0		0
Sale and purchase of non-controlling interest in subsidiaries	169	0		0
Dividends paid to shareholders of Mechel PAO	(292)	(1,515)		(1,386)
Dividends paid to non-controlling interests	(3)	(16)		(8)
Interest paid, including fines and penalties	(22,912)	(30,923)		(33,308)
Payment of principal portion of lease liabilities	(2,660)	(2,276)		(2,780)
Sale and leaseback transactions	462	248
Acquisition of assets under deferred payment terms	(508)	(341)		(629)
Deferred consideration paid for the acquisition of subsidiaries in prior periods	0	(361)		(3,968)
Net cash used in financing activities	(126,104)	(48,357)		(63,286)
Foreign exchange (loss) gain on cash and cash equivalents, net	(61)	(891)		63
Changes in allowance for expected credit losses on cash and cash equivalents	28	(2)		(91)
Net (decrease) increase in cash and cash equivalents	(3,805)	2,487		(843)
Cash and cash equivalents at beginning of period	3,509	1,803		2,452
Cash and cash equivalents, net of overdrafts at beginning of period	2,867	380		1,223
Cash and cash equivalents at end of period	1,706	3,509		1,803
Cash and cash equivalents, net of overdrafts at end of period	₽ (938)	₽ 2,867		₽ 380

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).